Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]
Consolidated Statements Of Loss And Comprehensive Loss Abstract
Diluted	$ (0.21)	$ (1.11)
Diluted (Note 17)	184,416,034	141,887,984

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)